Transfers of financial assets and variable interest entities (Details 3) (CHF) In Millions, unless otherwise specified	3 Months Ended	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2014 CMBS	Jun. 30, 2013 CMBS	Jun. 30, 2014 CMBS Minimum	Jun. 30, 2013 CMBS Minimum	Jun. 30, 2014 CMBS Maximum	Jun. 30, 2013 CMBS Maximum	Jun. 30, 2014 CMBS Level 2	Jun. 30, 2013 CMBS Level 2	Jun. 30, 2014 CMBS Level 3	Jun. 30, 2013 CMBS Level 3	Jun. 30, 2014 RMBS	Jun. 30, 2013 RMBS	Jun. 30, 2014 RMBS Minimum	Jun. 30, 2013 RMBS Minimum	Jun. 30, 2014 RMBS Maximum	Jun. 30, 2013 RMBS Maximum	Jun. 30, 2014 RMBS Level 2	Jun. 30, 2013 RMBS Level 2	Jun. 30, 2014 RMBS Level 3	Jun. 30, 2013 RMBS Level 3
Key economic assumptions used in measuring fair value at time of transfer
Fair value of beneficial interests at time of transfer		566	158					501	141	65	17	1,865	1,963					1,720	1,922	145	41
Weighted-average life, in years		3 years 7 months 6 days	8 years 10 months 24 days									4 years 7 months 7 days	7 years 0 months 0 days
Prepayment speed assumption (rate per annum) in % (as a percent)														1.50%	6.30%	23.00%	31.00%
Cash flow discount rate (rate per annum), in % (as a percent)				1.00%	1.60%	11.00%	8.20%							2.00%	0.00%	17.00%	45.90%
Expected credit losses (rate per annum), in % (as a percent)				1.00%	0.00%	2.00%	7.50%							2.60%	0.00%	14.00%	45.80%
Prepayment speed rate assumed used for projecting payments over the life of a residential mortgage loan (as a percent)	100.00%
Prepayment rate per annum of the outstanding principal balance of mortgage loans in the first month assuming 100% prepayment (as a percent)	0.20%
Prepayment rate per annum of the outstanding principal balance of mortgage loans after the first month assuming 100% prepayment (as a percent)	0.20%
Constant prepayment rate assumed using a 100% prepayment assumption (as a percent)	6.00%